Consolidated Balance Sheets - USD ($) $ in Thousands		Mar. 30, 2019	Mar. 31, 2018
Current assets:
Cash and cash equivalents		$ 1,179	$ 1,005	[1]
Accounts receivable and other receivables		3,537	5,845	[1]
Inventories		91,541	84,827	[1]
Prepaids and other current assets		2,142	4,929	[1]
Total current assets		98,399	96,606	[1]
Property and equipment		29,727	19,426	[1]
Long-term receivables		1,266	365	[1]
Intangible assets and other assets		4,403	3,878	[1]
Total non-current assets		35,396	23,669	[1]
Total assets		133,795	120,275	[1]
Current liabilities:
Bank indebtedness		47,021	36,925	[1]
Accounts payable		33,264	26,364	[1]
Accrued liabilities		9,657	7,496	[1]
Current portion of long-term debt		993	3,372	[1]
Total current liabilities		90,935	74,157	[1]
Long-term debt		16,111	4,838	[1]
Other long-term liabilities		12,966	8,803	[1]
Total long-term liabilities		29,077	13,641	[1]
Stockholders' equity:
Common stock		93,348	93,348
Preferred stock - no par value, unlimited shares authorized, none issued	[2]
Additional paid-in capital		19,120	19,042	[1]
Accumulated deficit		(98,473)	(79,787)	[1]
Accumulated other comprehensive loss		(212)	(126)	[1]
Total stockholders' equity		13,783	32,477	[1]
Total liabilities and stockholders' equity		133,795	120,275	[1]
Class A Common Stock [Member]
Stockholders' equity:
Common stock	[1]	35,593	35,593
Class B Common Stock [Member]
Stockholders' equity:
Common stock	[1]	$ 57,755	$ 57,755

[1]	Recast (refer to note 1)
[2]	unlimited shares authorized